Basis of preparation (Policies)	6 Months Ended
Sep. 30, 2018
Basis of preparation
New accounting pronouncements adopted

New accounting pronouncements adopted

On 1 April 2018 the Group adopted new accounting policies where necessary to comply with amendments to International Financial Reporting Standards; the accounting pronouncements considered by the Group as significant on adoption are IFRS 9 “Financial Instruments” and IFRS 15 “Revenue from Contracts with Customers” as set out below.

Other IFRS changes adopted on 1 April 2018, which had also been issued by the IASB and endorsed by the EU, have no material impact on the consolidated results, financial position or cash flows of the Group.  Further details are provided on all changes to IFRS impacting the Group in the Group’s annual report for the year ended 31 March 2018.

IFRS 9 “Financial Instruments”

IFRS 9 “Financial Instruments”, was adopted by the Group on 1 April 2018 and impacts the classification and measurement of the Group’s financial instruments, revises the requirements for when hedge accounting can be applied and requires certain additional disclosures.

The primary impacts of applying IFRS 9 in the current financial period are disclosed below and on page 38.

Primary impacts of applying the IFRS 9 accounting policy

The cumulative retrospective impact of changes to the classification and measurement of financial instruments under IFRS 9 has been reflected by the Group as an adjustment to equity on the date of adoption. The accounting policies for financial instruments following the adoption of IFRS 9 are consistent with the Group’s pre-existing policy under IAS 39 “Financial Instruments: Recognition and Measurement”, detailed in the Group’s consolidated financial statements for the year ended 31 March 2018, except as set out below:

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Certain other cash and cash equivalent and short term investment amounts previously recorded at amortised cost are now classified as fair value through profit and loss. The carrying values of these assets approximated to fair value and therefore there is no material impact from this reclassification.

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The carrying values of trade receivables, contract assets and finance lease receivables are reduced by the lifetime estimated future credit losses at the date of initial recognition where previously credit losses were not recognised on such assets until there was an indicator of impairment, such as a payment default (see below).

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Where the Group sells receivables to a third party from time to time these portfolios, which were previously recorded at amortised cost, are recorded at fair value through other comprehensive income; the impact of this remeasurement is not material.

Whilst hedge accounting requirements are revised under IFRS 9, there are no material changes to the Group’s hedge accounting.

Provisions for receivables, reflecting lifetime expected credit losses from the date of first recognition, have increased. The application of IFRS 9 resulted in additional impairment allowances at 1 April 2018 as follows:

€m

Loss allowance at 31 March 2018 under IAS 39	1,249
Changes to loss allowance recognised at 1 April 2018:
Release of allowance for trade receivables reclassified to fair value through OCI	(23)
Recognition of additional allowance on trade and other receivables at 31 March 2018	264
Loss allowance on contract assets recognised on adoption of IFRS 15	34
Loss allowance at 1 April 2018 under IFRS 9	1,524

IFRS 15 “Revenue from Contracts with Customers”

IFRS 15 “Revenue from Contracts with Customers” was adopted by the Group on 1 April 2018 with the cumulative retrospective impact reflected as an adjustment to equity on the date of adoption.

The key differences between the Group’s IAS 18 accounting policy (which is disclosed in the Group’s Annual Report and Accounts for the year ended 31 March 2018) and the Group’s  IFRS 15 accounting policy (which is provided below), as well as the primary impacts of applying IFRS 15 in the current financial period are disclosed on pages 38 to 40 and below.

Primary impacts of applying the IFRS 15 accounting policy

The primary impacts of applying the IFRS 15 (‘current’) accounting policy in place of the accounting policy applied in the annual report and accounts for the year ended 31 March 2018 (the ‘previous policy’) are:

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Under the previous policy, revenue allocated to obligations was restricted to the amount receivable without the delivery of additional goods or services; this restriction no longer applies under current policy. The primary impact is that revenue allocated to equipment typically increases and revenue subsequently recognised for service delivery during the contract period typically decreases when the Group sells subsidised devices, such as handsets, together with airtime service agreements. The recognition of additional up-front unbilled equipment revenue is the primary driver for the increase in the contract asset value recorded under IFRS 15 (see pages 38 to 40).

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Under current policy, direct and incremental contract acquisition costs, such as commissions, are typically recognised in expenses over the related contract period; this generally leads to the later recognition of charges for such costs compared with the previous policy.  Deferred contract acquisition costs recorded under the current policy are disclosed on pages 38 to 40.

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The amounts of contract acquisition costs deducted from revenue as they are considered to relate to the funding of customer discounts are higher under the current policy than under the previous policy.

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Contract fulfilment costs are deferred under current policy when the requirements for the deferral of expense recognition are met (see above); such costs were generally expensed as incurred under previous policy.  Deferred contract fulfilment costs recorded under the current policy are disclosed on pages 38 to 40.

IFRS 15 Accounting Policy

When the Group enters into an agreement with a customer, goods and services deliverable under the contract are identified as separate performance obligations (‘obligations’) to the extent that the customer can benefit from the goods or services on their own and that the separate goods and services are considered distinct from other goods and services in the agreement. Where individual goods and services don’t meet the criteria to be identified as separate obligations they are aggregated with other goods and/or services in the agreement until a separate obligation is identified. The obligations identified will depend on the nature of individual customer contracts, but might typically be separately identified for mobile handsets, other equipment provided to customers and services provided to customers such as mobile and fixed line communication services.

The Group determines the transaction price to which it expects to be entitled to in return for providing the promised obligations to the customer based on the committed contractual amounts, net of sales taxes and discounts. Where indirect channel dealers, such as retailers, acquire customer contracts on behalf of the Group and receive commission, any commissions that the dealer is compelled to use to fund discounts or other incentives to the customer are treated as payments to the customer when determining the transaction price and consequently are not included in contract acquisition costs.

The transaction price is allocated between the identified obligations according to the relative standalone selling prices of the obligations. The standalone selling price of each obligation deliverable in the contract is determined according to the prices that the Group would achieve by selling the same goods and/or services included in the obligation to a similar customer on a standalone basis; where standalone selling prices are not directly observable, estimation techniques are used maximising the use of external inputs (see further commentary regarding estimations below).

Revenue is recognised when the respective obligations in the contract are delivered to the customer and payment remains probable.

•	Revenue for the provision of services, such as mobile airtime and fixed line broadband, is recognised when or as the Group performs the related service during the agreed service period.
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Revenue for device sales to end customers is generally recognised when the device is delivered to the end customer. For device sales made to intermediaries such as indirect channel dealers, revenue is recognised if control of the device has transferred to the intermediary and the intermediary has no right to return the device to receive a refund; otherwise revenue recognition is deferred until sale of the device to an end customer by the intermediary or the expiry of any right of return.

When the Group has control of goods or services prior to delivery to a customer, then the Group is the principal in the sale to the customer. As a principal, receipts from, and payments to, suppliers are reported on a gross basis in revenue and operating costs. If another party has control of goods or services prior to transfer to a customer, then the Group is acting as an agent for the other party and revenue in respect of the relevant obligations is recognised net of any related payments to the supplier and recognised revenue represents the margin earned by the Group.

When revenue recognised in respect of a customer contract exceeds amounts received or receivable from a customer a contract asset is recognised; contract assets will typically be recognised for handsets or other equipment provided to customers where payment is recovered by the Group via future service fees. If amounts received or receivable from a customer exceed revenue recognised for a contract, for example if the Group receives an advance payment from a customer, a contract liability is recognised.

When contract assets or liabilities are recognised, a financing component may exist in the contract; this is typically the case when a handset or other equipment is provided to a customer up-front but payment is received over the term of the related service agreement, in which case the customer is deemed to have received financing. If a significant financing component is provided to the customer, the transaction price is reduced and interest revenue is recognised over the customer’s payment period using an interest rate reflecting the relevant central bank rates and customer credit risk.

Contract-related costs

When costs directly relating to a specific contract are incurred prior to recognising revenue for a related obligation, and those costs enhance the ability of the Group to deliver an obligation and are expected to be recovered, then those costs are recognised on the statement of financial position as fulfilment costs and are recognised as expenses in line with the recognition of revenue when the related obligation is delivered.

The direct and incremental costs of acquiring a contract including, for example, certain commissions payable to staff or agents for acquiring customers on behalf of the Group, are recognised as contract acquisition cost assets in the statement of financial position when the related payment obligation is recorded. Costs are recognised as an expense in line with the recognition of the related revenue that is expected to be earned by the Group; typically this is over the contract period as new commissions are payable on contract renewal. Certain amounts payable to agents are deducted from revenue recognised (see above).

Critical accounting judgements and key sources of estimation relating to IFRS 15

Revenue recognition under IFRS 15 is significantly more complex than under previous reporting requirements and necessitates the collation and processing of very large amounts of data and the increased use of management judgements and estimates to produce financial information. The most significant critical accounting judgement and key the source of estimation uncertainty are disclosed below. Other accounting judgements and estimations made by management are not considered to be individually critical or material, but cumulatively have a material impact on reported costs and revenues particularly as the Group offers a large variety of bundled goods and services.

Where the Group doesn’t sell equivalent goods or services in similar circumstances on a standalone basis it is necessary to estimate the standalone price. When estimating the standalone price the Group maximises the use of external inputs; methods for estimating standalone prices include determining the standalone price of similar goods and services sold by the Group, observing the standalone prices for similar goods and services when sold by third parties or using a cost-plus reasonable margin approach (which is sometimes the case for handsets and other equipment). Where it is not possible to reliably estimate standalone prices due to lack of observable standalone sales or highly variable pricing, which is sometimes the case for services, the standalone price of an obligation may be determined as the transaction price less the standalone prices of other obligations in the contract. The standalone price determined for obligations materially impacts the allocation of revenue between obligations and impacts the timing of revenue when obligations are provided to customers at different times – for example, the allocation of revenue between handsets, which are usually delivered up-front, and services which are typically delivered over the contract period. However, there is not considered to be a significant risk of material adjustment to the carrying value of contract-related assets or liabilities in the 12 months after the balance sheet date if these estimates were revised.

When the Group has control of goods or services when they are delivered to a customer, then the Group is the principal in the sale to the customer; otherwise the Group is acting as an agent. Whether the Group is considered to be the principal or an agent in the transaction depends on analysis by management of both the legal form and substance of the agreement between the Group and its business partners; such judgements impact the amount of reported revenue and operating expenses (see above) but do not impact reported assets, liabilities or cash flows. Scenarios requiring judgement to determine whether the Group is a principal or an agent include, for example, those where the Group delivers third-party branded services (such as premium music or TV content) to customers.

New accounting pronouncements to be adopted on 1 April 2019

IFRS 16 “Leases” (‘IFRS 16’)

IFRS 16 “Leases” (‘IFRS 16’) was issued in January 2016 to replace IAS 17 “Leases” and has been endorsed by the EU. The standard is effective for accounting periods beginning on or after 1 January 2019 and will be adopted by the Group on 1 April 2019.

IFRS 16 will have a material impact on Group’s consolidated financial statements. The Group will adopt IFRS 16 with the cumulative retrospective impact reflected as an adjustment to equity on the date of adoption. Descriptions of the primary impacts on the Group’s accounting and the Group’s adoption approach are disclosed in the Group’s annual report and accounts for the year ended 31 March 2018.

The impact of adopting IFRS 16 on the Group’s consolidated statement of financial position on 1 April 2019 will depend on the portfolio of leases and macroeconomic factors such as interest and foreign exchange rates at that date. The Group’s undiscounted operating lease commitments at 31 March 2018 were €9,694 million. It is expected that had the Group applied IFRS 16 on 1 April 2018 that the incremental lease liabilities recognised by the Group could have been materially higher than the disclosed commitment as revisions to estimated lease terms, which will generally increase, are unlikely to be fully offset by the impact of discounting. However, it is expected that the proportionate increase would only have been modest.  However, the lease liability to be recognised on 1 April 2019 will not be prepared on the basis of factors that existed on 31 March 2018 and changes to the following items over the current financial year will each impact the amount to be recognised as an incremental lease liability on 1 April 2019:

•	The Group’s lease portfolio as a result of lease terminations and inceptions;
•	Further estimated lease term changes as a result of events arising during the year;
•	Interest rates; and
•	Foreign exchange rates.

The Group expensed €3,788 million as operating lease costs under existing reporting requirements for the year to 31 March 2018.

The recognition by the Group of an additional lease liability at 1 April 2019 will have no impact on retained earnings as a right-of-use asset equal to the additional liability will be recognised, subject to adjustments to the right-of-use asset for the derecognition of lease related accruals and prepayments and for onerous lease provisions already held in the balance sheet.

Whilst net cash flow is not impacted by IFRS 16, both net cash inflows from operating activities and payments classified within cash flow from financing activities will increase, as payments made at lease inception or subsequently will be characterised as a repayment of lease liabilities